                                               Wade Fund, Inc.

                                            Financial Highlights

                      For the Years Ended December 31, 2000, 1999, 1998, 1997 and 1996

                                               December 31,  December 31,  December 31,  December 31,  December 31,
                                                  1996          1997          1998          1999          2000
Per Share Income and Capital
   Changes (for a share outstanding
   throughout the year ending:)

     Net asset value, beginning of year         $33.60         $34.81        $38.88        $39.11        $43.62

     Income from Investment Operations
          Net investment income                   0.09           0.05          0.03          0.16          0.41
          Net realized and unrealized gains
           (losses on securities)                 4.26           6.98          1.90          7.72         (0.18)
                                              --------       --------      --------       -------      ---------
                                                  4.35           7.03          1.93          7.88          0.23
                                              --------       --------      --------       -------      ---------

     Less Distributions
          Dividends from net income               0.10           0.05          0.03          0.15          0.47
          Distributions from realized gains
           on securities                          3.04           2.91          1.67          3.22          1.68
                                              --------       --------      --------       -------      ---------
                                                  3.14           2.96          1.70          3.37          2.15
                                              --------       --------      --------       -------      ---------

     Net asset value, end of year               $34.81         $38.88        $39.11        $43.62        $41.70
                                              ========       ========      ========       =======      =========
     Total return                                12.96%         20.25%         5.16%        20.15%         0.53%

Supplemental Data

     Net assets, end of year                  $628,809       $705,332      $729,828      $879,384      $851,331

     Ratio of expenses to average
        net assets                                2.86%          2.72%         2.71%         2.20%         2.12%

     Ratio of net investment income
        to average net assets                     0.30%          0.12%         0.06%         0.37%         0.10%

     Portfolio turnover rate                      0.00%          4.43%         0.00%         0.00%         0.00%

     Number of shares outstanding,
       end of period                            18,066         18,142        18,659        20,161        20,417

Note:     Complete financial statements will be found elsewhere in this report. The above information is a condensation of certain pertinent information. See the report of the independent public accountant and the accompanying notes to the financial statements.
See notes to financial statements

                                               Wade Fund, Inc.

                                    Statement of Assets and Liabilities

                                             December 31, 2000


Assets

Investments at closing market quotations:
     Common stock (cost $130,606.50)                                        $562,489.00
     Money market mutual fund (cost $288,117.12)                             288,117.12
Cash on demand deposit                                                         4,205.10
Dividends receivable                                                             596.50
Interest receivable                                                            1,431.57
Prepaid bond premium                                                             234.11
                                                                            -----------
          Total assets                                                       857,073.40
                                                                            -----------

Liabilities

Accrued expenses                                                               4,865.62
State franchise taxes payable                                                    877.28
                                                                            -----------
          Total liabilities                                                    5,742.90

Net assets applicable to 20,417 shares of
     outstanding capital stock                                              $851,330.50
                                                                            ===========
Net asset value per share of outstanding capital stock                           $41.70
                                                                            ===========
Offering and redemption price per share                                          $41.70
                                                                            ===========

                                    Statement of Sources of Net Assets

                                             December 31, 2000

Capital
     Excess of amounts received from sale of capital
          shares over amounts paid out in redeeming shares:
               Authorized 100,000 shares, no par value,
               outstanding 20,417 shares                                     $408,083.33
Accumulated net realized gain on investment
     (computed on identified cost basis)                     $1,656,670.43
Accumulated distributions on net realized gain                1,650,604.21      6,066.22
                                                              ------------  -----------
Unrealized appreciation on investments                                        431,882.50
                                                                            -----------
          Total capital                                                       846,032.05

Undistributed net income                                                        5,298.45
                                                                            -----------

Net assets applicable to 20,417 shares of outstanding                        $851,330.50
   capital stock

                                                                            ===========
See notes to financial statements

                         Wade Fund, Inc.

                     Statement of Operations

               For the Year Ended December 31, 2000

Income
 Dividends                                                        $10,741.92
 Interest                                                          16,229.54
                                                                ------------
                                                                   26,971.46
                                                                ------------
Expenses
 Advisory fee                                                       6,122.12
 Legal fee                                                          3,800.26
 Accounting fee                                                     3,758.76
 Custodial fee                                                      2,878.86
 Other expenses                                                       800.00
 Taxes, including federal, state and local                          1,000.00
                                                                ------------
                                                                   18,360.00

  Net investment income                                            $8,611.46
                                                                ============

  Ratio of total expenses to total investment income                   68.07%


              Statement of Realized Gain  on Investments

               For The Year Ended December 31, 2000

Realized gain from security transactions
 Proceeds from sale                                               $38,068.91
 Cost of securities sold (identified cost basis)                    4,830.28
                                                                ------------
  Net gain on investments (gain on average cost basis $33,238.63) $33,238.63
                                                                ============

                           Statement of Unrealized Appreciation on Investments

                                  For The Year Ended December 31, 2000

Balance at January 1, 2000                                       $468,633.35
Balance at December 31, 2000                                      431,882.50
                                                                ------------

  Decrease in unrealized appreciation                            $(36,750.85)
                                                                ============

See notes to financial statements.

                   Wade Fund, Inc.

         Statement of Changes in Net Assets

       For the Year Ended  December 31, 2000

Net Assets
 Net assets at January 1, 2000, including                                $879,384.49
 $5,959.21 in undistributed net income

Income (Expenses)
 Net income per statement of income and expenses            $8,611.46
 Net equalization credits (debits) included in price
   of shares sold and repurchased                              (13.22)
 Distributions to shareholders of $.47                      (9,259.00)
                                                          ------------
         Decrease in balance of undistributed net income                     (660.76)

Realized Gain or Loss on Investments
 Net gain from sale of investments                          33,238.63
 Distribution to shareholders of $1.68 a share             (33,096.00)
                                                          ------------
        Increase in undistributed net realized gain                           142.63


Decrease in unrealized appreciation of investments                        (36,750.85)

Capital Stock Issued and Repurchased
 (exclusive of equalization debits and credits)
  Amounts received from subscriptions to 917
       shares of capital stock                              37,162.07
  Less amounts paid for capital stock repurchased          (27,947.08)
                                                          ------------
           Increase in capital stock                                        9,214.99
                                                                         -----------
Net assets at December 31, 2000, including
 $5,298.45 in undistributed net income                                   $851,330.50
                                                                         ===========
See notes to financial statements.

                                  Wade Fund, Inc.

                              Schedule of Investments

                                December 31, 2000

                                             Number of                    Market
                                              Shares         Cost         Value
                                             ---------    ----------     --------
Common Stocks - 66.07%
 Aluminum - 7.87%
  Alcoa, Inc.                                  2,000    $  4,611.97   $  67,000.00
 Automobile - 2.68%                                      ----------    -----------
  Autozone (B)                                   800      23,132.00      22,800.00
 Bank and Finance - 17.20%                               ----------    -----------
  J. P. Morgan Chase and Co. Inc.                500       1,833.19      82,750.00
  First Tennessee National Corporation         2,200      20,881.67      63,668.00
                                                         ----------    -----------
                                                          22,714.86     146,418.00
                                                         ----------    -----------
 Electronics - 11.13%
  Texas Instruments, Inc.                      2,000         670.59      94,760.00
 Insurance - 3.47%                                       ----------    -----------
  Safeco Corporation                             900       1,080.71      29,592.00
 Metals - 3.28%                                          ----------    -----------
  Phelps Dodge Corp.                             500      23,634.00      27,905.00
 Paper Products - 4.79%                                  ----------    -----------
  International Paper, Inc.                    1,000      24,828.25      40,810.00
 Petroleum Services - 6.26%                              ----------    -----------
  Schlumberger, Ltd.                             600       9,871.50      47,964.00
  Transocean Sedco Forex                         116       1,210.93       5,336.00
                                                         ----------    -----------
                                                          11,082.43      53,300.00
 Pharmaceutical - 6.95%
  Bristol Myers Squibb                           800      11,942.51      59,152.00
 Railroads - 2.44%                                       ----------    -----------
  CSX Corporation                                800       6,909.18      20,752.00
                                                         ----------    -----------
  Total common stock                                     130,606.50     562,489.00
                                                         ----------    -----------
Money Market Mutual Funds - 33.84%
 First Funds U.S. Government Portfolio    288,117.12     288,117.12     288,117.12
                                                         ----------    -----------
  Total money market funds                               288,117.12     288,117.12
                                                         ----------    -----------
  Total investments                                 (A) $418,723.62     850,606.12
                                                         ==========
 Other assets less liabilities - .09%                                       724.38
                                                                       -----------
  Net assets - 100%                                                  $  851,330.50
                                                                       ===========
(A) Represents the aggregate cost of investments for federal income tax purposes

(B) Non-income producing

See notes to financial statements.

                        Wade Fund, Inc.
                 Notes to Financial Statements
                       December 31, 2000


1. Significant Accounting Policies

Income Taxes

Since it is the policy of the Fund to qualify each year as a regulated investment company under Section 851 of the Internal Revenue Code and to distribute all, or substantially all, of its taxable income, including realized net gain on investments, it is not expected that federal income tax will ordinarily constitute a major item of expense. Therefore, no provision is made for such tax on unrealized appreciation on investments. However, on the accrual basis of accounting, provision for federal income tax and state franchise and excise tax on net income and on net realized gain on investments is made when applicable.

Equalization

The Company follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares equivalent, on a per share basis, to the amount of distributable net investment income on the date of the transaction is credited or charged to undistributed net income. As a result, undistributed investment income per share is unaffected by sales or redemptions of fund shares.

Investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price. During the year ended December 31, 2000, proceeds of securities sold were $38,068.91.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital Stock

The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management company with 100,000 shares of no par value common capital stock authorized.

3. Dividends and Distributions

On December 15, 2000, the Board of Directors declared a dividend distribution from net realized gains from security transaction of $1.68 per share and from net income of $.47 per share. The dividends were paid December 22, 2000 to stockholders of record December 14, 2000.

4.  Investment Advisory Fee

Advisory service fee is paid at the annual rate of three-fourths of one percent on the net value of investment assets and is paid at the end of each quarter at the rate of three-sixteenths of one percent of the net value of such assets on the last day of the quarter on which the New York Stock Exchange is open. Maury Wade, Jr., who is president and director of the Fund, received $6,122.12 for his services as investment advisor.

5. Supplementary Information

Net asset values and dividends declared per share, for the five years ended December 31, 2000 are as follows:

                                     Dividends Declared
                                                      From
                                Net         From    Realized
     Year Ended                Asset        Net     Capital
     December 31,              Value      Income     Gains
     1996                      34.81        .10        3.04
     1997                      38.88        .05        2.91
     1998                      39.11        .03        1.67
     1999                      43.62        .15        3.22
     2000                      41.70        .47        1.68

Shareholders Meeting

     The annual meeting of the Wade Find, Inc. was held on February 28, 2000. The following matters were voted upon at the meeting:

       Election of Directors.  The following persons were
       ----------------------
elected as directors by a vote of 11,371 for, none against, for a period of service until the next annual meeting of stockholders or until successors of the respective directors are elected and qualified:

     Maury wade, Jr.
     L. Palmer Brown, III
     Richard D. Harwood
     David L. Delbrocco
     Charles Grant Wade

     Independent Public Accountants.  The selection of the
     -------------------------------
Board of Directors of the firm of Rhea & Ivy, PLC to serve as the Wade Fund, Inc.'s independent public accountings for the year 2000 was ratified by a vote of 11,371 for, none against.